CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	370,293	$0	*(a)(b)(c)

Entertainment - 6.6%
Liberty Media Corp.-Liberty Formula One, Class C Shares	698,195	44,447,094	*
Madison Square Garden Entertainment Corp.	917,972	27,796,192	*
Madison Square Garden Sports Corp.	688,469	116,482,070	*
TKO Group Holdings Inc.	888,460	68,704,612
Warner Bros. Discovery Inc.	1,861,492	19,452,591	*

Total Entertainment		276,882,559

Interactive Media & Services - 2.7%
Match Group Inc.	196,211	6,353,312	*
Meta Platforms Inc., Class A Shares	76,181	24,922,614	*
Pinterest Inc., Class A Shares	2,407,152	82,011,669	*

Total Interactive Media & Services		113,287,595

Media - 4.2%
Comcast Corp., Class A Shares	4,191,097	175,565,053

TOTAL COMMUNICATION SERVICES		565,735,207

CONSUMER DISCRETIONARY - 5.9%
Broadline Retail - 1.0%
Etsy Inc.	550,002	41,695,652	*

Hotels, Restaurants & Leisure - 3.1%
Airbnb Inc., Class A Shares	656,936	82,997,294	*
Starbucks Corp.	467,000	46,373,100

Total Hotels, Restaurants & Leisure		129,370,394

Specialty Retail - 1.8%
TJX Cos. Inc.	854,700	75,307,617

TOTAL CONSUMER DISCRETIONARY		246,373,663

CONSUMER STAPLES - 1.5%
Beverages - 1.5%
Diageo PLC, ADR	446,291	62,735,126

FINANCIALS - 1.7%
Capital Markets - 1.7%
Cohen & Steers Inc.	1,197,282	70,029,024

HEALTH CARE - 25.4%
Biotechnology - 14.2%
AbbVie Inc.	526,325	74,943,417
Biogen Inc.	470,762	110,195,969	*
Ionis Pharmaceuticals Inc.	1,757,237	86,930,514	*

See Notes to Schedule of Investments.

ClearBridge Aggressive Growth Fund 2023 Quarterly Report	1

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY	SHARES	VALUE
Biotechnology - (continued)
Ultragenyx Pharmaceutical Inc.	436,003	$16,938,716	*
Vertex Pharmaceuticals Inc.	860,096	305,170,662	*

Total Biotechnology		594,179,278

Health Care Equipment & Supplies - 1.0%
Insulet Corp.	224,000	42,356,160	*

Health Care Providers & Services - 8.2%
UnitedHealth Group Inc.	615,596	340,406,120

Health Care Technology - 0.6%
Doximity Inc., Class A Shares	1,129,790	26,267,618	*

Life Sciences Tools & Services - 1.4%
Charles River Laboratories International Inc.	300,014	59,126,759	*

TOTAL HEALTH CARE		1,062,335,935

INDUSTRIALS - 8.2%
Aerospace & Defense - 3.5%
L3Harris Technologies Inc.	772,767	147,451,671

Building Products - 3.1%
Johnson Controls International PLC	2,433,419	128,484,523

Commercial Services & Supplies - 1.2%
Cintas Corp.	89,100	49,294,575

Professional Services - 0.4%
Paylocity Holding Corp.	112,200	17,578,374	*

TOTAL INDUSTRIALS		342,809,143

INFORMATION TECHNOLOGY - 41.2%
Electronic Equipment, Instruments & Components - 5.3%
TE Connectivity Ltd.	1,689,492	221,323,452

IT Services - 4.5%
Accenture PLC, Class A Shares	267,725	89,189,907
MongoDB Inc.	20,500	8,522,670	*
Snowflake Inc., Class A Shares	495,213	92,941,576	*

Total IT Services		190,654,153

Semiconductors & Semiconductor Equipment - 10.3%
Broadcom Inc.	368,757	341,369,417
Wolfspeed Inc.	2,393,374	88,219,766	*

Total Semiconductors & Semiconductor Equipment		429,589,183

Software - 19.1%
Autodesk Inc.	1,080,021	235,908,987	*
CrowdStrike Holdings Inc., Class A Shares	1,002,413	237,561,857	*
DocuSign Inc.	401,489	17,304,176	*
Dolby Laboratories Inc., Class A Shares	762,623	65,684,719

See Notes to Schedule of Investments.

2	ClearBridge Aggressive Growth Fund 2023 Quarterly Report

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	November 30, 2023

SECURITY		SHARES	VALUE
Software - (continued)
HubSpot Inc.		335,471	$165,699,191	*
ServiceNow Inc.		115,800	79,408,692	*

Total Software			801,567,622

Technology Hardware, Storage & Peripherals - 2.0%
Seagate Technology Holdings PLC		689,058	54,504,488
Western Digital Corp.		586,411	28,329,515	*

Total Technology Hardware, Storage & Peripherals			82,834,003

TOTAL INFORMATION TECHNOLOGY			1,725,968,413

MATERIALS - 1.8%
Metals & Mining - 1.8%
Freeport-McMoRan Inc.		1,983,802	74,035,491

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,798,167,670)			4,150,022,002

	Rate
SHORT-TERM INVESTMENTS - 1.0%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.231%	20,707,222	20,707,222	(d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.317%	20,707,222	20,707,222	(d)(e)

TOTAL SHORT-TERM INVESTMENTS (Cost - $41,414,444)			41,414,444

TOTAL INVESTMENTS - 100.2% (Cost - $1,839,582,114)			4,191,436,446
Liabilities in Excess of Other Assets - (0.2)%			(7,929,899)

TOTAL NET ASSETS - 100.0%			$4,183,506,547

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

(d)	Rate shown is one-day yield as of the end of the reporting period.

(e)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2023, the total market value of investments in Affiliated Companies was $20,707,222 and the cost was $20,707,222 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Aggressive Growth Fund 2023 Quarterly Report	3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

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Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

5

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments:
Common Stocks†:
Communication Services	$565,735,207	—	$0	*	$565,735,207
Other Common Stocks	3,584,286,795	—	—		3,584,286,795

Total Long-Term Investments	4,150,022,002	—	0	*	4,150,022,002

Short-Term Investments†	41,414,444	—	—		41,414,444

Total Investments	$4,191,436,446	—	$0	*	$4,191,436,446

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended November 30, 2023. The following transactions were effected in such company for the period ended November 30, 2023.

	Affiliate Value at August 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,795,701	$90,727,924	90,727,924	$74,816,403	74,816,403

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$295,022	—	$20,707,222

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